RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS (Details) - EBP 610255 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Value of shares held	$ 153,963,021	$ 144,747,355
Dividends received	$ 5,312,787
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	377,898	496,813
Value of shares held	$ 15,191,507	$ 37,881,971
Investments purchased	25,844,983
Investments sold	32,434,565
Dividends received	719,359
Realized gain on investments	$ 2,659,536